WARRANT LIBILITY (Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 577,500
Fair value change of the issued warrants included in earnings	(577,500)	$ (1,312,500)	$ (7,455,000)
Ending balance		577,500
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	577,500
Warrants issued
Fair value change of the issued warrants included in earnings	(577,500)
Ending balance		$ 577,500